Segments	6 Months Ended
Jun. 30, 2026
Segments
Segments

17.Segments

Since the acquisition of the drybulk vessels in 2023, for management purposes, the Company is organized based on operating revenues generated from container vessels and drybulk vessels and have two reporting segments: (1) a container vessels segment and (2) a drybulk vessels segment. The container vessels segment owns and operates container vessels which are primarily chartered on multi-year, fixed-rate time charter and bareboat charter agreements. The drybulk vessels segment owns and operates drybulk vessels to provide drybulk commodities transportation services.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM monitors and assesses the performance of the container vessels segment and the drybulk vessels segment based on each segment’s net income. The CODM uses segment net income to evaluate the overall profitability of each segment on a consistent basis, identify trends in segment-level operating performance, and make decisions regarding the allocation of capital between the two segments. Items included in the applicable segment’s net income are directly allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculations, their allocation is commensurate to the utilization of key resources. Other segment items include components that are not allocated to any of the Company’s reportable segments and include equity investments accounted for using the equity method of accounting and investments in marketable securities. These items are reviewed by the CODM at the consolidated level and are not considered in the evaluation of individual segment performance.

17.Segments (Continued)

The following table summarizes the Company’s selected financial information for the six months ended June 30, 2026, by segment (in thousands of US$):

	Container	Drybulk
Income Statement Metrics for the six months	vessels	vessels
ended June 30, 2026 (1)	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$468,200	$59,868	$528,068
Voyage expenses	(13,773)	(14,776)	(28,549)
Vessel operating expenses	(91,959)	(14,713)	(106,672)
Depreciation	(75,419)	(7,220)	(82,639)
Amortization of deferred drydocking and special survey costs	(16,640)	(6,142)	(22,782)
Interest income (excluding interest income from equity investments)	14,875	—	14,875
Interest expense and finance costs	(19,986)	—	(19,986)
Loss on debt extinguishment	(6,027)	—	(6,027)
Other segment items (2)	(29,914)	(3,210)	(33,124)
Net Income per segment	$229,357	$13,807	$243,164
Gain on investments, dividend income, interest income from equity investments and loss on equity investments			49,072
Net Income			$292,236
(1)	In the table below, the significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

The following table summarizes the Company’s selected balance sheet metrics as of June 30, 2026, by segment (in thousands of US$):

	Container	Drybulk
	vessels	vessels
Balance Sheet Metrics as of June 30, 2026	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,865,518	$358,883	$5,224,401
Marketable Securities (1)			223,176
Receivable from equity investments (1)			57
Total Assets			$5,447,634
(1)	Reflected under “Other current assets” in the condensed consolidated balance sheet.

17.Segments (Continued)

The following table summarizes the Company’s selected financial information for the six months ended June 30, 2025, by segment (in thousands of US$):

	Container	Drybulk
Income Statement Metrics for the six months	vessels	vessels
ended June 30, 2025 (1)	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$475,636	$39,825	$515,461
Voyage expenses	(17,734)	(17,211)	(34,945)
Vessel operating expenses	(92,571)	(15,516)	(108,087)
Depreciation	(74,154)	(6,572)	(80,726)
Amortization of deferred drydocking and special survey costs	(18,252)	(4,233)	(22,485)
Interest income (excluding interest income from equity investments)	7,208	—	7,208
Interest expense and finance costs	(19,714)	—	(19,714)
Other segment items (2)	(25,481)	(2,569)	(28,050)
Net Income per segment	$234,938	$(6,276)	$228,662
Gain on investments, dividend income, interest income from equity investments and loss on equity investments			17,389
Net Income			$246,051

(1)	In the table below, the significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

The following table summarizes the Company’s selected balance sheet metrics as of December 31, 2025, by segment (in thousands of US$):

	Container	Drybulk
	vessels	vessels
Balance Sheet Metrics as of December 31, 2025	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,717,465	$275,965	$4,993,430
Marketable Securities (1)			120,244
Receivable from equity investments (1)			256
Total Assets			$5,113,930
(1)	Reflected under “Other current assets” in the condensed consolidated balance sheet.